INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
Schedule of significant adjustments to valuation obtained

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2019	December 31, 2018
In millions of COP
Balance at the beginning of the year	1,732,873	1,657,409
Acquisitions	116,503	8,536
Sales/Write-offs	(17,667)	(10,422)
Amount reclassified from inventories (1)	68,058	-
Gains on valuation (2)	93,197	77,350
Balance at the end of the period (3)	1,992,964	1,732,873
(1)	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
(2)	See Note 25.4 Other operating income, net.
(3)	Between December 31, 2019 and 2018, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

Schedule of detailed information about investment property

The valuation adjustments recorded by the Bank’s related to its investment properties are detailed below:

As of December 31, 2019

	Balance at the
Type of asset	beginning of the	Appraisals	Net increase (decrease) in	Amount reclassified	Adjusted fair value at the
	year		investment properties	from inventories(1)	end of the year
In millions of COP
Buildings	1,483,594	74,210	98,857	68,058	1,724,719
Lands	249,279	18,987	(21)	-	268,245
Total	1,732,873	93,197	98,836	68,058	1,992,964
(1)	In 2019, returned goods from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation

As of December 31, 2018

	Balance at the
Type of asset	beginning of the	Appraisals(1)	Net increase (decrease) in	Adjusted fair value at the
	year		investment properties	end of the year
In millions of COP
Buildings	1,425,585	59,895	(1,886)	1,483,594
Lands	231,824	17,455	-	249,279
Total	1,657,409	77,350	(1,886)	1,732,873
(1)	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).

Schedule of Rental income from investment property, net of direct operating expense

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2019	December 31, 2018	December 31, 2017
	In millions of COP
Income from rentals	85,507	79,756	77,964
Operating expenses due to:
Investment properties that generated income through rentals	(15,669)	(16,531)	(21,012)
Investment properties that did not generate income through rentals	(2,183)	(1,630)	(2,295)